Guarantor Subsidiaries (Condensed Consolidating Statements of Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Revenue	$ 2,291,586		$ 2,299,785		$ 2,198,151
Expenses:
Direct operating	1,581,721	[1]	1,556,999	[1]	1,492,522	[1]
Marketing	35,293		30,227		24,157
Research and development	13,047		13,082		6,757
General and administrative	190,643		220,293		203,532
Depreciation and other	187,824		189,401		178,333
Amortization of intangible assets	14,654		10,907		5,357
Total expenses	2,023,182		2,020,909		1,910,658
Operating income (loss)	268,404		278,876		287,493
Other income (expense), net:
Loss from equity method investments, net	(28,734)		19,928		(5,184)
Interest expense, net	(47,644)		(32,807)		(15,640)
Other, net	(1,185)		(3,599)		(155)
Total other expense, net	(77,563)		(16,478)		(20,979)
Income (loss) from continuing operations before income taxes	190,841		262,398		266,514
Income tax benefit (expense)	(66,164)		(39,710)		(100,211)
Income (loss) from continuing operations	124,677		222,688		166,303
Total loss from discontinued operations, net of tax	(18,059)		(47,896)		(16,073)
Equity in income (loss) of subsidiaries	0		0		0
Net income	106,618		174,792		150,230
Foreign currency translation adjustment	457	[2],[3]	856	[2],[4]	1,048	[2],[5]
Comprehensive income (loss)	107,075		175,648		151,278
Reportable Legal Entities | Outerwall Inc.
Condensed Financial Statements, Captions [Line Items]
Revenue	266,848		255,251		247,906
Expenses:
Direct operating	142,472		138,859		137,092
Marketing	7,227		6,540		5,020
Research and development	3,456		8,973		6,018
General and administrative	39,435		33,747		23,442
Depreciation and other	35,155		28,101		30,716
Amortization of intangible assets	1,433		2,245		2,346
Total expenses	229,178		218,465		204,634
Operating income (loss)	37,670		36,786		43,272
Other income (expense), net:
Loss from equity method investments, net	(530)		65,063		(2,179)
Interest expense, net	(48,007)		(32,930)		(18,161)
Other, net	14,077		(3,868)		98
Total other expense, net	(34,460)		28,265		(20,242)
Income (loss) from continuing operations before income taxes	3,210		65,051		23,030
Income tax benefit (expense)	(618)		30,893		(5,518)
Income (loss) from continuing operations	2,592		95,944		17,512
Total loss from discontinued operations, net of tax	(803)		(30,834)		(8,609)
Equity in income (loss) of subsidiaries	104,829		109,682		141,327
Net income	106,618		174,792		150,230
Foreign currency translation adjustment	368	[3]	(105)	[4]	(196)	[5]
Comprehensive income (loss)	106,986		174,687		150,034
Reportable Legal Entities | Combined Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Revenue	1,975,905		1,999,539		1,907,037
Expenses:
Direct operating	1,415,542		1,394,932		1,334,227
Marketing	27,631		23,269		18,676
Research and development	9,591		4,111		739
General and administrative	150,335		172,870		161,264
Depreciation and other	148,217		157,292		144,341
Amortization of intangible assets	13,221		8,662		3,011
Total expenses	1,764,537		1,761,136		1,662,258
Operating income (loss)	211,368		238,403		244,779
Other income (expense), net:
Loss from equity method investments, net	(28,204)		(45,135)		(3,005)
Interest expense, net	572		257		2,554
Other, net	1,334		479		(264)
Total other expense, net	(26,298)		(44,399)		(715)
Income (loss) from continuing operations before income taxes	185,070		194,004		244,064
Income tax benefit (expense)	(64,989)		(70,577)		(94,138)
Income (loss) from continuing operations	120,081		123,427		149,926
Total loss from discontinued operations, net of tax	(874)		(2,708)		(2,244)
Equity in income (loss) of subsidiaries	(14,378)		(11,037)		(6,355)
Net income	104,829		109,682		141,327
Foreign currency translation adjustment	0	[3]	0	[4]	0	[5]
Comprehensive income (loss)	104,829		109,682		141,327
Reportable Legal Entities | Combined Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Revenue	48,833		44,995		43,208
Expenses:
Direct operating	23,707		36,155		39,541
Marketing	435		418		461
Research and development	0		(2)		0
General and administrative	873		721		494
Depreciation and other	4,452		4,008		3,276
Amortization of intangible assets	0		0		0
Total expenses	29,467		41,300		43,772
Operating income (loss)	19,366		3,695		(564)
Other income (expense), net:
Loss from equity method investments, net	0		0		0
Interest expense, net	(209)		(134)		(33)
Other, net	(16,596)		(218)		17
Total other expense, net	(16,805)		(352)		(16)
Income (loss) from continuing operations before income taxes	2,561		3,343		(580)
Income tax benefit (expense)	(557)		(26)		(555)
Income (loss) from continuing operations	2,004		3,317		(1,135)
Total loss from discontinued operations, net of tax	(16,382)		(14,354)		(5,220)
Equity in income (loss) of subsidiaries	0		0		0
Net income	(14,378)		(11,037)		(6,355)
Foreign currency translation adjustment	89	[3]	961	[4]	1,244	[5]
Comprehensive income (loss)	(14,289)		(10,076)		(5,111)
Eliminations and Consolidation Reclassifications
Condensed Financial Statements, Captions [Line Items]
Revenue	0		0		0
Expenses:
Direct operating	0		(12,947)		(18,338)
Marketing	0		0		0
Research and development	0		0		0
General and administrative	0		12,955		18,332
Depreciation and other	0		0		0
Amortization of intangible assets	0		0		0
Total expenses	0		8		(6)
Operating income (loss)	0		(8)		6
Other income (expense), net:
Loss from equity method investments, net	0		0		0
Interest expense, net	0		0		0
Other, net	0		8		(6)
Total other expense, net	0		8		(6)
Income (loss) from continuing operations before income taxes	0		0		0
Income tax benefit (expense)	0		0		0
Income (loss) from continuing operations	0		0		0
Total loss from discontinued operations, net of tax	0		0		0
Equity in income (loss) of subsidiaries	(90,451)		(98,645)		(134,972)
Net income	(90,451)		(98,645)		(134,972)
Foreign currency translation adjustment	0	[3]	0	[4]	0	[5]
Comprehensive income (loss)	$ (90,451)		$ (98,645)		$ (134,972)

[1]	“Direct operating” excludes depreciation and other of $125.7 million, $129.1 million and $127.0 million for 2014, 2013 and 2012, respectively.
[2]	Foreign currency translation adjustment had no tax effect in 2014, 2013 and 2012.
[3]	Foreign currency translation adjustment had no tax effect in 2014.
[4]	Foreign currency translation adjustment had no tax effect in 2013.
[5]	Foreign currency translation adjustment had no tax effect in 2012.